Note 11 - Net Income (Loss) Per Share Attributable to Common Stockholders 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]

NOTE 11.  Net Income (Loss) Per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2026	2025

Numerator
Net income (loss)	$5,179	$(15,591)

Denominator
Weighted average shares used to compute net income (loss) per share, basic	240,649,773	227,923,636
Effect of dilutive shares:
Stock-based compensation plans	1,534,751	—
Weighted average shares used to compute net income (loss) per share, diluted	242,184,524	227,923,636

Net income (loss) per share:
Basic	$0.02	$(0.07)
Diluted	$0.02	$(0.07)

For the three months ended March 31, 2026, 1,534,751 dilutive shares were included in the diluted weighted average share count. For the three months ended March 31, 2025, all potentially dilutive securities were excluded from the diluted EPS computation because their effect would have been antidilutive given the net loss in that period. The following table summarizes the potentially dilutive securities excluded from the computation:

	Three Months Ended March 31,
	2026	2025

Options to purchase common stock	23,924,411	20,991,136

Restricted stock units to purchase common stock	1,496,485	3,096,583

Warrants to purchase common stock	10,914	10,914

Employee Stock Purchase Plan	—	456,056

Total potentially dilutive securities excluded from denominator of the diluted earnings per share computation	25,431,810	24,554,689

NOTE 13.  Net Income (Loss) Per Share Attributable to Common Stockholders

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted-average number of shares of our common stock outstanding.

For the calculation of diluted net income (loss) per share, net income for basic net income per share is adjusted by the effect of dilutive securities, including awards under our equity compensation plans. Diluted net income (loss) per share is computed by dividing net income by the weighted-average number of fully diluted common shares outstanding.

The following table presents the calculation of basic and diluted net income (loss) per share (in thousands, except share and per share amounts):

	Year Ended December 31,
	2025	2024

Numerator
Net income (loss)	$16,327	$(66,948)

Denominator
Weighted average shares used to compute net income (loss) per share, basic	230,269,605	202,137,531
Effect of dilutive shares:
Stock-based compensation plans	76,596	—
Weighted average shares used to compute net income (loss) per share, diluted	230,346,201	202,137,531

Net income (loss) per share:
Basic	$0.07	$(0.33)
Diluted	$0.07	$(0.33)

No adjustment has been made to the net income (loss) in the years ended December 31, 2025 and 2024, as the effect would be anti-dilutive due to the net loss.

The following potentially dilutive weighted average securities were excluded from the computation of weighted average shares outstanding because they would have been antidilutive:

	Year Ended December 31,
	2025	2024

Options to purchase common stock	24,809,770	20,659,336
Restricted stock units to purchase common stock	5,182,676	2,828,395
Warrants to purchase common stock	10,914	158,262
Employee Stock Purchase Plan	—	335,190

Total potentially dilutive securities excluded from denominator of the diluted earnings per share computation	30,003,360	23,981,183